Equity-accounted investees - Disclosure of reconciliation of changes in interests in joint ventures (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Investments in equity accounted investees	$ 2,126	$ 72,446
Joint ventures
Disclosure of joint ventures [line items]
Investments in equity accounted investees	2,126	72,446
Investments in equity accounted investees | Joint ventures
Disclosure of joint ventures [line items]
Gross balance	2,126	70,995	$ 51,703
Offset investment with shareholders loan	0	1,451	0
Investments in equity accounted investees	2,126	72,446	51,703
Reversal prior year offset investment with shareholders loan	(1,451)
Group's share of profit (loss) for the period	14,574	22,976
Group's share of other comprehensive income	159	951
Dividends received from joint ventures	(1,000)	(4,635)
Movement equity to shareholders loans	(2,000)
Movement shareholders loans to joint ventures	0	0
FSO transaction	(80,602)
Shareholders loans | Joint ventures
Disclosure of joint ventures [line items]
Gross balance	0	31,693	33,936
Offset investment with shareholders loan	0	(1,451)	0
Investments in equity accounted investees	0	30,242	$ 33,936
Reversal prior year offset investment with shareholders loan	1,451
Group's share of profit (loss) for the period	0	0
Group's share of other comprehensive income	0	0
Dividends received from joint ventures	0	0
Movement equity to shareholders loans	2,000
Movement shareholders loans to joint ventures	(33,693)	$ (2,242)
FSO transaction	$ 0